Consolidated Statements of Operations	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Revenues
Software revenue	$ 13,488,906	83,693,264	67,872,447	79,535,451
Hardware revenue	958,705	5,948,379	28,155,097	28,460,810
Service fee revenue	20,921,906	129,812,064	101,905,255	90,358,608
Total revenues	35,369,517	219,453,707	197,932,799	198,354,869
Cost of revenues
Cost of software revenue	(3,158,905)	(19,599,743)	(11,989,808)	(26,651,708)
Cost of hardware revenue	(972,322)	(6,032,868)	(23,188,160)	(23,862,880)
Cost of service fee revenue	(15,587,265)	(96,712,746)	(79,532,929)	(62,409,787)
Amortization of acquired customer relationships and softwares			(286,000)	(4,157,333)
Amortization of software costs	(606,942)	(3,765,833)	(3,367,180)	(2,767,041)
Total cost of revenues	(20,325,434)	(126,111,190)	(118,364,077)	(119,848,749)
Gross profit	15,044,083	93,342,517	79,568,722	78,506,120
Operating expenses
Research and development expenses	(1,292,238)	(8,017,819)	(7,247,250)	(3,737,959)
General and administrative expenses	(4,411,087)	(27,369,028)	(33,794,971)	(32,799,689)
Selling and distribution expenses	(7,629,747)	(47,339,529)	(46,366,677)	(40,448,601)
Total operating expenses	(13,333,072)	(82,726,376)	(87,408,898)	(76,986,249)
Income (Loss) from operations	1,711,011	10,616,141	(7,840,176)	1,519,871
Other income (expenses)
Interest income	91,021	564,750	332,299	497,457
Interest expense	(26,460)	(164,171)
Gains on derivative liabilities				3,168
Other income (expenses)	94,742	587,836	449,787	(2,027,354)
Foreign currency exchange gain (loss)	1,233	7,649	(106,124)	(5,328)
Income (Loss) before income tax	1,871,547	11,612,205	(7,164,214)	(12,186)
Less: Income tax expense	680,954	4,225,049	287,296	4,497,430
Net income (loss)	$ 1,190,593	7,387,156	(7,451,510)	(4,509,616)
Basic (in Dollars per share and Yuan Renminbi per share)	$ 0.29	1.77	(1.76)	(1.07)
Diluted (in Dollars per share and Yuan Renminbi per share)	$ 0.28	1.71	(1.76)	(1.07)
Basic weighted average shares outstanding (in Shares)	4,173,014	4,173,014	4,224,676	4,213,318
Fully diluted weighted average shares outstanding (in Shares)	4,308,516	4,308,516	4,224,676	4,213,318